Brown Advisory Sustainable Bond Fund
Schedule of Investments
March 31, 2020 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 43.7%
1,440,000	Alexandria Real Estate Equities, Inc.	3.80%	04/15/2026	1,441,717
660,000	Allison Transmission, Inc.^	5.88%	06/01/2029	624,999
2,055,000	American Tower Corp.	3.13%	01/15/2027	2,010,754
2,165,000	Analog Devices, Inc.	3.90%	12/15/2025	2,263,852
1,470,000	AstraZeneca PLC	3.38%	11/16/2025	1,532,772
669,000	AvalonBay Communities, Inc.	2.30%	03/01/2030	632,385
710,000	Ball Corp.	4.88%	03/15/2026	742,341
3,080,000	Bank of America Corp. (Fixed until 10/22/2024, then 3 Month LIBOR USD + 0.87%)	2.46%	10/22/2025	3,114,109
730,000	Baxter International, Inc.^	3.95%	04/01/2030	784,295
1,815,000	Boston Properties L.P.	3.65%	02/01/2026	1,844,840
790,000	Children's Hospital Corp.	4.12%	01/01/2047	972,782
1,275,000	Cigna Corp.	4.38%	10/15/2028	1,371,668
2,399,000	Conservation Fund	3.47%	12/15/2029	2,682,376
730,000	Consolidated Edison Co. of New York, Inc.	3.35%	04/01/2030	752,772
269,000	Crown Castle International Corp.	3.30%	07/01/2030	266,792
2,125,000	CVS Health Corp.	4.30%	03/25/2028	2,277,492
1,905,000	Digital Realty Trust L.P.	3.95%	07/01/2022	1,952,124
211,000	Ecolab, Inc.	4.80%	03/24/2030	237,949
685,000	Graphic Packaging International LLC^	4.75%	07/15/2027	675,782
2,285,000	Hasbro, Inc.	3.50%	09/15/2027	2,108,759
1,470,000	Hexcel Corp.	3.95%	02/15/2027	1,459,824
1,440,000	JB Hunt Transport Services, Inc.	3.88%	03/01/2026	1,482,565
610,000	KeHE Distributors LLC^	8.63%	10/15/2026	616,481
2,105,000	Keysight Technologies, Inc.	4.60%	04/06/2027	2,162,179
790,000	Kimberly-Clark Corp.	3.10%	03/26/2030	855,721
1,400,000	Land O' Lakes, Inc.^	7.25%	07/14/2027	1,246,427
2,135,000	Marvell Technology Group, Ltd.	4.88%	06/22/2028	2,214,359
725,000	Mastercard, Inc.	3.35%	03/26/2030	804,570
1,370,000	NextEra Energy Capital Holdings, Inc. (Fixed until 12/01/2027, then 3 Month LIBOR USD + 2.41%)	4.80%	12/01/2077	1,144,955
731,000	NIKE, Inc.	2.85%	03/27/2030	773,352
2,740,000	Northwell Healthcare, Inc.	4.26%	11/01/2047	2,940,714
800,000	Novelis Corp.^	4.75%	01/30/2030	716,500
831,000	NSTAR Electric Co.	3.95%	04/01/2030	909,938
94,000	NVIDIA Corp.	2.85%	04/01/2030	98,225
2,205,000	NXP BV^	3.88%	06/18/2026	2,149,731
1,470,000	Oracle Corp.	2.95%	04/01/2030	1,483,243
1,370,000	Regency Centers L.P.	3.75%	06/15/2024	1,437,962
780,000	Southern California Edison Co. (Fixed until 02/01/2022, then 3 Month LIBOR USD + 4.12%)	6.25%	08/01/2049	749,042
1,440,000	Thermo Fisher Scientific, Inc.	3.20%	08/15/2027	1,476,158
1,470,000	TJX Companies, Inc.	3.88%	04/15/2030	1,520,753
2,095,000	Trimble, Inc.	4.90%	06/15/2028	2,258,943
900,000	Trustees of the University of Pennsylvania	4.01%	08/15/2047	961,179
2,155,000	Verisk Analytics, Inc.	4.00%	06/15/2025	2,304,394
2,055,000	Verizon Communications, Inc.	3.88%	02/08/2029	2,277,691
690,000	Walt Disney Co.	3.80%	03/22/2030	778,790
1,835,000	West Fraser Timber Co., Ltd.^	4.35%	10/15/2024	1,805,823
169,000	Weyerhaeuser Co.	4.00%	04/15/2030	170,263
Total Corporate Bonds & Notes (Cost $64,853,325)				65,090,342

Mortgage Backed Securities - 23.8%
500,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE B (1 Month LIBOR USD + 1.25%)^	1.95%	12/15/2037	464,096
500,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE C (1 Month LIBOR USD + 1.45%) ^	2.15%	12/15/2037	465,593
913,543	CGDBB Commercial Mortgage Trust, Series 2017-BIOC B (1 Month LIBOR USD + 0.97%)^	1.67%	07/15/2032	832,932
1,370,315	CGDBB Commercial Mortgage Trust, Series 2017-BIOC D (1 Month LIBOR USD + 1.60%)^	2.30%	07/15/2032	1,255,467
456,772	CGDBB Commercial Mortgage Trust, Series 2017-BIOC E (1 Month LIBOR USD + 2.15%)^	2.85%	07/15/2032	394,078
750,000	CORE Mortgage Trust, Series 2019-CORE C (1 Month LIBOR USD + 1.30%)^	2.00%	12/15/2031	631,972
500,000	CSMC, Series 2019-ICE4 C (1 Month LIBOR USD + 1.43%)^	2.13%	05/15/2036	466,679
1,350,000	CSMC, Series 2019-ICE4 D (1 Month LIBOR USD + 1.60%)^	2.30%	05/15/2036	1,235,029
91,280	FHLMC STACR, Series 2014-HQ2 M2 (1 Month LIBOR USD + 2.20%)	3.15%	09/25/2024	90,973
500,000	FHLMC STACR, Series 2014-HQ2 (1 Month LIBOR USD + 3.75%)	4.70%	09/25/2024	467,549
500,000	FHLMC STACR, Series 2015-HQ2 (1 Month LIBOR USD + 3.25%)	4.20%	05/27/2025	445,716
93,737	FHLMC STACR, Series 2015-HQA2 M2 (1 Month LIBOR USD + 2.80%)	3.75%	05/25/2028	92,829
500,000	FHLMC STACR, Series 2015-HQA2 M3 (1 Month LIBOR USD + 4.80%)	5.75%	05/25/2028	476,738
498,475	FHLMC STACR, Series 2016-HQA1 (1 Month LIBOR USD + 6.35%)	7.30%	09/25/2028	497,575
343,286	FHLMC STACR, Series 2016-HQA3 M2 (1 Month LIBOR USD + 1.35%)	2.30%	03/26/2029	329,924
750,000	FHLMC STACR, Series 2016-HQA4 (1 Month LIBOR USD + 3.90%)	4.85%	04/25/2029	682,081
600,000	FHLMC STACR, Series 2017-HQA1 M2 (1 Month LIBOR USD + 3.55%)	4.50%	08/27/2029	477,015
500,000	FHLMC STACR, Series 2017-HQA2 (1 Month LIBOR USD + 2.65%)	3.60%	12/26/2029	439,060
876,250	FHLMC STACR, Series 2017-HQA3 M2 (1 Month LIBOR USD + 2.35%)	3.30%	04/25/2030	762,812
194,372	FHMS, Series K-W01 A1	2.59%	05/25/2025	206,842
600,000	FHMS, Series K-G01 A7	2.88%	04/25/2026	670,830
590,890	FHMS, Series K-W03 X1#~	0.84%	06/25/2027	26,910
300,000	FHMS, Series K-W03 A2	3.02%	06/25/2027	341,672
779,704	FHMS, Series Q-006 APT1#	2.66%	04/25/2028	791,962
639,077	FHMS, Series K-W04 A (1 Month LIBOR USD + 0.24%)	1.76%	09/25/2028	631,519
5,499,539	FHMS, Series K-G01 X1#~	0.97%	04/25/2029	353,076
6,250,000	FHMS, Series K-G02 X1#~	1.14%	08/25/2029	475,999
535,841	FHMS, Series Q-010 APT1#	2.68%	04/25/2046	537,505
989,412	FHMS, Series Q-007 APT1#	2.98%	10/25/2047	1,027,666
195,281	FNMA, Pool# BK5105	5.50%	05/01/2048	218,090
175,765	FNMA, Pool# BK8032	5.50%	06/01/2048	196,295
174,476	FNMA, Pool# BN0202	5.50%	09/01/2048	194,856
224,367	FNMA, Pool# BN4936	5.50%	12/01/2048	247,154
254,331	FNMA, Pool# BN4921	5.50%	01/01/2049	282,789
873,003	FNMA Connecticut Avenue Securities, Series 2014-C02 2M2 (1 Month LIBOR USD + 2.60%)	3.55%	05/28/2024	802,348
1,188,399	FNMA Connecticut Avenue Securities, Series 2014-C03 2M2 (1 Month LIBOR USD + 2.90%)	3.85%	07/25/2024	1,112,976
951,203	FNMA Connecticut Avenue Securities, Series 2014-C04 2M2 (1 Month LIBOR USD + 5.00%)	5.95%	11/25/2024	926,638
675,000	FNMA Connecticut Avenue Securities, Series 2017-C04 2M2 (1 Month LIBOR USD + 2.85%)	3.80%	11/26/2029	597,391
300,000	FNMA REMIC Trust, Series 2017-M10 AV2#	2.56%	07/25/2024	315,121
80,000	FNMA REMIC Trust, Series 2017-M2 A2#	2.80%	02/25/2027	88,126
831,000	FNMA REMIC Trust, Series 2017-M13 A2#	2.94%	09/25/2027	946,012
930,000	FNMA REMIC Trust, Series 2019-M1 A2#	3.55%	09/25/2028	1,080,528
1,063,929	FNMA REMIC Trust, Series 2018-M13 A1#	3.70%	09/25/2030	1,210,261
1,000,000	FREMF Mortgage Trust, Series 2020-K737#^	3.30%	11/25/2026	955,132
1,000,000	FREMF Mortgage Trust, Series 2019-K89 B#^	4.29%	01/25/2051	976,539
1,000,000	FREMF Mortgage Trust, Series 2019-K734 B#^	4.05%	02/25/2051	901,794
1,250,000	FREMF Mortgage Trust, Series 2019-K735 B#^	4.02%	05/25/2052	1,244,694
399,457	IMT Trust, Series 2017-APTS BFL (1 Month LIBOR USD + 0.95%)^	1.65%	06/15/2034	359,637
1,008,583	IMT Trust, Series 2017-APTS CFL (1 Month LIBOR USD + 1.10%)^	1.80%	06/15/2034	883,117
677,811	IMT Trust, Series 2017-APTS DFL (1 Month LIBOR USD + 1.55%)^	2.25%	06/15/2034	582,612
1,000,000	JPMCC, Series 2019-MFP C (1 Month LIBOR USD + 1.36%)^	2.06%	07/15/2036	855,169
500,000	JPMCC, Series 2019-MFP E (1 Month LIBOR USD + 2.16%)^	2.86%	07/15/2036	428,493
1,345,000	KNDL Mortgage Trust, Series 2019-KNSQ C (1 Month LIBOR USD + 1.05%)^	1.75%	05/15/2036	1,176,421
500,000	KNDL Mortgage Trust, Series 2019-KNSQ D (1 Month LIBOR USD + 1.35%)^	2.05%	05/15/2036	417,816
700,000	MRCD Mortgage Trust, Series 2019-PARK C^	2.72%	12/15/2036	691,837
200,000	MSC, Series 2017-CLS A (1 Month LIBOR USD + 0.70%)^	1.40%	11/15/2034	191,648
100,000	MSC, Series 2017-CLS C (1 Month LIBOR USD + 1.00%)^	1.70%	11/15/2034	95,249
1,110,000	MSC, Series 2017-CLS D (1 Month LIBOR USD + 1.40%)^	2.10%	11/15/2034	1,041,003
1,000,000	Natixis Commercial Mortgage Securities Trust 2020-2PAC, Series C^	3.40%	12/16/2038	916,153
Total Mortgage Backed Securities (Cost $37,711,233)				35,507,998

Municipal Bonds - 15.3%
300,000	Atlanta Development Authority	3.57%	12/01/2036	320,745
2,650,000	California Health Facilities Financing Authority	3.03%	06/01/2034	2,663,064
1,625,000	District of Columbia	2.23%	08/01/2038	1,625,000
50,000	District of Columbia	2.78%	08/01/2038	50,000
1,060,000	Grant County Washington Public Utility District No. 2	5.63%	01/01/2027	1,317,771
100,000	Honolulu, City & County Hawaii	3.00%	09/01/2027	106,438
850,000	Honolulu, City & County Hawaii	4.00%	09/01/2036	906,729
30,000	Los Angeles California Community College District	6.60%	08/01/2042	46,169
430,000	Los Angeles California Wastewater System Revenue	3.49%	06/01/2029	467,526
25,000	Maryland Community Development Administration	3.24%	09/01/2048	26,094
1,345,000	Massachusetts, Commonwealth of	3.28%	06/01/2046	1,375,599
530,000	Miami-Dade County Florida Aviation	3.98%	10/01/2041	567,651
675,000	Miami-Dade County Florida Educational Facilities Authority	4.47%	04/01/2051	724,005
650,000	Montgomery County Virginia Economic Development Authority	3.95%	06/01/2039	690,625
1,000,000	New York City Housing Development Corp.	2.71%	08/01/2031	993,280
340,000	New York State Dormitory Authority	4.00%	07/01/2039	362,573
100,000	Ohio Air Quality Development Authority^	3.75%	01/15/2028	98,732
2,470,000	Oregon Health & Science University	3.00%	07/01/2032	2,492,798
475,000	Oregon State University	3.75%	04/01/2049	494,185
250,000	Pennsylvania Economic Development	3.20%	11/15/2027	271,260
20,000	San Diego California Redevelopment Agency Successor Agency	4.00%	09/01/2040	21,072
500,000	San Francisco, City & County of California Community Facilities District No. 2014-1	3.75%	09/01/2037	531,240
595,000	San Francisco, City & County of California Community Facilities District No. 2014-1	4.37%	09/01/2049	639,298
60,000	San Francisco, City & County of California Public Utilities Commission Water Revenue	3.55%	11/01/2031	61,313
2,735,000	Santa Clara California Valley Water District	3.82%	06/01/2039	2,931,454
480,000	Southern California Public Power Authority	4.31%	07/01/2029	530,357
790,000	Texas A&M University	3.82%	05/15/2047	846,145
355,000	University of California	2.99%	05/15/2026	378,728
850,000	University of Massachusetts Building Authority	5.45%	11/01/2040	1,176,783
25,000	University of North Texas System	3.69%	04/15/2030	27,515
Total Municipal Bonds (Cost $21,731,988)				22,744,149

Asset Backed Securities - 6.6%
1,000,000	FREED ABS Trust, Series 2019-1^	3.87%	06/18/2026	862,333
500,000	Great American Auto Leasing, Inc., Series 2019-1 B^	3.37%	02/18/2025	505,614
500,000	Great American Auto Leasing, Inc., Series 2019-1 C^	3.54%	02/17/2026	505,645
1,000,000	HPEFS Equipment Trust, Series 2019-1A D^	2.72%	09/20/2029	982,132
1,000,000	HPEFS Equipment Trust, Series 2020-1A D^	2.26%	02/20/2030	976,537
774,143	Newtek Small Business Loan Trust, Series 2018-1 A (1 Month LIBOR USD + 1.70%)^	2.65%	02/25/2044	750,719
500,000	Oportun Funding IX LLC, Series 2018-B A^	3.91%	07/08/2024	471,130
250,000	Oportun Funding VII LLC, Series 2017-B B^	4.26%	10/10/2023	240,640
1,000,000	Oportun Funding VIII LLC, Series 2018-A B^	4.45%	03/08/2024	949,760
500,000	Oportun Funding VIII LLC, Series 2018-A C^	5.09%	03/08/2024	474,245
1,000,000	Oportun Funding X LLC, Series 2018-C A^	4.10%	10/08/2024	925,499
250,000	Oportun Funding X LLC, Series 2018-C B^	4.59%	10/08/2024	232,585
327,000	Oportun Funding XIII LLC, Series 2019-A A^	3.08%	08/08/2025	281,606
750,000	Verizon Owner Trust, Series 2019-A C	3.22%	09/20/2023	728,275
1,000,000	Verizon Owner Trust, Series 2019-B C	2.60%	12/20/2023	974,379
Total Asset Backed Securities (Cost $10,388,829)				9,861,099

Foreign Government Bonds - 2.3%
1,000,000	Industrial Bank of Korea (3 Month LIBOR USD + 0.60%)^	2.36%	08/02/2021	1,004,115
2,425,000	Korea Development Bank (3 Month LIBOR USD + 0.73%)	2.63%	07/06/2022	2,411,801
Total Foreign Government Bonds (Cost $3,425,000)				3,415,916

U.S. Treasury Notes - 4.9%
7,300,000	United States Treasury Note	0.38%	03/31/2022	7,322,100
Total U.S. Treasury Notes (Cost $7,313,385)				7,322,100

Shares/Par Value
Short-Term Investments - 3.3%
Money Market Funds - 3.1%
4,576,145	First American Government Obligations Fund - Class Z, 0.39%*			4,576,145
U.S. Treasury Bills - 0.2%
310,000	United States Treasury Bill, 1.52%†			309,992
Total Short-Term Investments (Cost $4,885,950)				4,886,137
Total Investments - 99.9% (Cost $150,309,710)				148,827,741
Other Assets in Excess of Liabilities - 0.1%				223,308
NET ASSETS - 100.0%				$149,051,049

# Variable rate security. Rate disclosed is as of the date of this report.
^Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
~ Interest Only Security
*Annualized seven-day yield as of the date of this report.
† This security is pledged as collateral in connection with open futures contracts. Rate disclosed is yield to maturity as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's money market funds, with a total market value of $4,576,145, were categorized as Level 1, while the Fund's investments in corporate bonds & notes, mortgage backed securities, municipal bonds, asset backed securities, foreign government bonds and U.S. Treasury Notes and Bills, with a total market value of $144,251,596, were categorized as Level 2.

The Fund's investments in long and short futures contracts, with unrealized appreciation of $1,798,217 and unrealized depreciation of $(405,597), respectively, were valued using Level 1 inputs.

Futures Contracts - Long
The Brown Advisory Sustainable Bond Fund had the following open long futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note Futures	249	06/30/2020	$30,489,420	$31,214,484	$725,064
U.S. Treasury 2-Year Note Futures	103	06/30/2020	22,312,881	22,699,430	386,549
U.S. Treasury Long Bond Futures	42	06/19/2020	6,986,124	7,520,625	534,501
U.S. Treasury Ultra Bond Futures	19	06/19/2020	4,063,522	4,215,625	152,103
			$63,851,947	$65,650,164	$1,798,217
Futures Contracts - Short
The Brown Advisory Sustainable Bond Fund had the following open short futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Note Futures	(115)	06/19/2020	$(17,866,709)	$(17,943,594)	$(76,885)
U.S. Treasury 10-Year Note Futures	(87)	06/19/2020	(11,737,100)	(12,065,812)	(328,712)
			$(29,603,809)	$(30,009,406)	$(405,597)

There is no variation margin due to or from the Fund as of the date of this report.